Investment in Unconsolidated Partnerships (Tables)	12 Months Ended
Dec. 31, 2011
Investment In Unconsolidated Partnerships
Summary of Unconsolidated Partnerships
The accompanying consolidated financial statements include investments in two limited liability companies with Prudential Real Estate Investors (“PREI”), and in 10165 McKellar Court, L.P. (“McKellar Court”), a limited partnership with Quidel Corporation, the tenant which occupies the McKellar Court property. General information on the PREI limited liability companies and the McKellar Court partnership (each referred to in this footnote individually as a “partnership” and collectively as the “partnerships”) as of December 31, 2011 was as follows:

Name	Partner	Company's Ownership Interest	Company's Economic Interest	Date Acquired
PREI I LLC(1)	PREI	20%	20%	April 4, 2007
PREI II LLC	PREI	20%	20%	April 4, 2007
McKellar Court(2)	Quidel Corporation	22%	22%	September 30, 2004
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(1)
PREI I LLC owns a portfolio of two properties in Cambridge, Massachusetts. During the year ended December 31, 2011, PREI I LLC sold certain properties to the Company (see Note 12). PREI I LLC concurrently repaid the remaining outstanding balance of its secured acquisition and interim loan facility, of $199.3 million through proceeds from the sale and capital contributions of the members. During the year ended December 31, 2011, a wholly owned subsidiary of the Company's joint venture with PREI I LLC entered into an agreement with certain lenders to extend the maturity date of its secured construction loan facility to August 13, 2013 and decrease the borrowing capacity to $139.0 million, which required the repayment of approximately $67.0 million by capital contributions of the members, including the Company's share of the repayment of approximately $13.4 million. At December 31, 2011, there were $139.0 million in outstanding borrowings on the secured loan facility with a contractual interest rate of 3.28% (including the applicable credit spread).

(2)
The Company's investment in the McKellar Court partnership (maximum exposure to losses) was approximately $12.4 million at December 31, 2011. The Company's economic interest in the McKellar Court partnership entitles it to 75% of the extraordinary cash flows after repayment of the partners' capital contributions and 22% of the operating cash flows.

Summary of Selected Balance Sheet Information
The condensed combined balance sheets for all of the Company's unconsolidated partnerships were as follows (in thousands):

	December 31,
	2011	2010
Assets:
Investments in real estate, net	$257,297	$620,430
Cash and cash equivalents (including restricted cash)	4,384	7,914
Intangible assets, net	—	12,303
Other assets	2,392	26,412
Total assets	$264,073	$667,059
Liabilities and members' equity:
Mortgage notes payable and secured construction loan	$149,256	$415,933
Other liabilities	1,408	18,101
Members' equity	113,409	233,025
Total liabilities and equity	$264,073	$667,059
Company's net investment in unconsolidated partnerships	$33,389	$57,265

Schedule Of Selected Income Statement Information [Table Text Block]
The selected data and results of operations for the unconsolidated partnerships were as follows (in thousands):

	Year Ended
	December 31,
	2011	2010	2009
Total revenues	$8,567	$8,390	$7,359
Total expenses	19,868	10,701	5,495
(Loss)/income from continuing operations	(11,301)	(2,311)	1,864
Gain on sale of discontinued operations (1)	22,927	—	—
Loss from discontinued operations	(6,677)	(11,312)	(15,477)
Net income/(loss)	$4,949	$(13,623)	$(13,613)

Company's equity in net loss of unconsolidated partnerships (1)	$(2,489)	$(1,645)	$(2,390)

Fees earned by the Company (2)	$1,011	$1,400	$2,700
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(1)
During the year ended December 31, 2011, PREI I LLC recorded a gain on sale of discontinued operations upon sale of certain properties to the Company. In accordance with the equity method of accounting, the Company's share of the equity in net income in PREI I LLC excludes any gain on sale since such gain was generated upon sale of the properties to the Company. The Company recorded a gain on revaluation of the acquired unconsolidated partnership. See Note 12 for further information on this gain and the Rogers Street acquisition.

(2)
The Company acts as the operating member or partner, as applicable, and day-to-day manager for the partnerships. The Company is entitled to receive fees for providing construction and development services (as applicable) and management services to the PREI joint ventures, which are reflected in tenant recoveries and other income in the consolidated statements of income.